Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.32%
Communication services: 8.09%
Interactive media & services: 8.09%
Alphabet, Inc. Class C†	66,000	$8,702,100
Meta Platforms, Inc. Class A†	15,200	4,563,192
		13,265,292
Consumer discretionary: 7.77%
Broadline retail: 4.26%
Amazon.com, Inc.†	54,941	6,984,100
Specialty retail: 3.51%
Burlington Stores, Inc.†	18,638	2,521,721
Farfetch Ltd. Class A†	47,013	98,257
Home Depot, Inc.	10,394	3,140,651
		5,760,629
Consumer staples: 4.21%
Consumer staples distribution & retail: 2.71%
Dollar General Corp.	21,082	2,230,475
Sysco Corp.	33,512	2,213,468
		4,443,943
Household products: 1.50%
Church & Dwight Co., Inc.	26,842	2,459,533
Financials: 9.99%
Capital markets: 5.10%
Charles Schwab Corp.	50,401	2,767,015
Intercontinental Exchange, Inc.	23,561	2,592,181
S&P Global, Inc.	8,226	3,005,863
		8,365,059
Financial services: 3.11%
Mastercard, Inc. Class A	12,855	5,089,423
Insurance: 1.78%
Marsh & McLennan Cos., Inc.	15,354	2,921,866
Health care: 11.55%
Health care equipment & supplies: 4.77%
Align Technology, Inc.†	5,897	1,800,472
Boston Scientific Corp.†	39,595	2,090,616
LivaNova PLC†	40,402	2,136,458
Medtronic PLC	22,943	1,797,813
		7,825,359
Health care providers & services: 1.97%
UnitedHealth Group, Inc.	6,417	3,235,387
See accompanying notes to portfolio of investments
Allspring VT Opportunity Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Health care technology: 0.40%
Schrodinger, Inc.†	22,913	$647,751
Life sciences tools & services: 4.41%
Agilent Technologies, Inc.	21,122	2,361,862
Bio-Rad Laboratories, Inc. Class A†	6,204	2,223,824
Thermo Fisher Scientific, Inc.	5,220	2,642,207
		7,227,893
Industrials: 17.51%
Aerospace & defense: 3.60%
HEICO Corp. Class A	22,577	2,917,400
MTU Aero Engines AG	16,447	2,986,491
		5,903,891
Building products: 3.15%
AZEK Co., Inc.†	63,489	1,888,163
Carlisle Cos., Inc.	12,650	3,279,639
		5,167,802
Commercial services & supplies: 1.63%
Republic Services, Inc.	18,755	2,672,775
Electrical equipment: 1.14%
Regal Rexnord Corp.	13,075	1,868,156
Machinery: 2.79%
Fortive Corp.	28,704	2,128,688
Ingersoll Rand, Inc.	25,550	1,628,046
SPX Technologies, Inc.†	10,067	819,454
		4,576,188
Professional services: 3.68%
Dun & Bradstreet Holdings, Inc.	170,535	1,703,645
Genpact Ltd.	50,128	1,814,634
TransUnion	35,060	2,516,957
		6,035,236
Trading companies & distributors: 1.52%
Air Lease Corp.	63,066	2,485,431
Information technology: 24.62%
Electronic equipment, instruments & components: 3.88%
Amphenol Corp. Class A	39,643	3,329,615
Teledyne Technologies, Inc.†	7,398	3,022,675
		6,352,290
Semiconductors & semiconductor equipment: 4.61%
Marvell Technology, Inc.	57,570	3,116,264
Texas Instruments, Inc.	27,954	4,444,966
		7,561,230
See accompanying notes to portfolio of investments
2 | Allspring VT Opportunity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Software: 10.75%
Palo Alto Networks, Inc.†	9,759	$2,287,900
Riskified Ltd. Class A†	63,032	282,383
Salesforce, Inc.†	28,219	5,722,249
ServiceNow, Inc.†	4,610	2,576,806
Splunk, Inc.†	26,984	3,946,410
Workday, Inc. Class A†	13,100	2,814,535
		17,630,283
Technology hardware, storage & peripherals: 5.38%
Apple, Inc.	51,548	8,825,533
Materials: 5.57%
Chemicals: 4.60%
Ashland, Inc.	34,786	2,841,321
Olin Corp.	56,142	2,805,977
Sherwin-Williams Co.	7,401	1,887,625
		7,534,923
Metals & mining: 0.97%
Steel Dynamics, Inc.	14,871	1,594,468
Real estate: 9.01%
Industrial REITs : 1.42%
Prologis, Inc.	20,798	2,333,744
Real estate management & development: 1.30%
CoStar Group, Inc.†	27,742	2,133,082
Residential REITs : 1.70%
Sun Communities, Inc.	23,474	2,777,913
Specialized REITs : 4.59%
American Tower Corp.	15,644	2,572,656
Equinix, Inc.	3,218	2,337,105
VICI Properties, Inc. Class A	89,713	2,610,648
		7,520,409
Total common stocks (Cost $124,410,808)		161,199,589

		Yield
Short-term investments: 1.75%
Investment companies: 1.75%
Allspring Government Money Market Fund Select Class♠∞		5.27%	2,861,601	2,861,601
Total short-term investments (Cost $2,861,601)				2,861,601
Total investments in securities (Cost $127,272,409)	100.07%			164,061,190
Other assets and liabilities, net	(0.07)			(112,698)
Total net assets	100.00%			$163,948,492

See accompanying notes to portfolio of investments
Allspring VT Opportunity Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,607,162	$22,949,669	$(22,695,230)	$0	$0	$2,861,601	2,861,601	$104,962
See accompanying notes to portfolio of investments
4 | Allspring VT Opportunity Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Opportunity Fund  | 5

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$13,265,292	$0	$0	$13,265,292
Consumer discretionary	12,744,729	0	0	12,744,729
Consumer staples	6,903,476	0	0	6,903,476
Financials	16,376,348	0	0	16,376,348
Health care	18,936,390	0	0	18,936,390
Industrials	28,709,479	0	0	28,709,479
Information technology	40,369,336	0	0	40,369,336
Materials	9,129,391	0	0	9,129,391
Real estate	14,765,148	0	0	14,765,148
Short-term investments
Investment companies	2,861,601	0	0	2,861,601
Total assets	$164,061,190	$0	$0	$164,061,190
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Opportunity Fund